Derivatives and Hedging Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	$ 196	$ 87	$ 53
Interest Expense [Member] | Foreign exchange contracts [Member] | Short-term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	3	7	5
Interest Expense [Member] | Foreign exchange contracts [Member] | Long-term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	130	93	35
Other Expense [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	3	(8)	17
Other Expense [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	51	(3)	(8)
Interest Income [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	9	4	4
Other Income [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	0	0	(1)
Other Income [Member] | Equity-linked contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	$ 0	$ (6)	$ 1